10-Q Premiums and Reinsurance Related Information - Schedule of Reinsurance Recoverable on Paid and Unpaid Losses and Loss Adjustment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Reinsurance recoverable on unpaid losses and loss adjustment expenses	$ 190,030	$ 136,273	$ 93,588	$ 63,381	$ 13,945
Reinsurance recoverable on paid losses and loss adjustment expenses	1,995	3,116		150
Reinsurance recoverable	$ 192,025	$ 139,389		$ 63,531